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                        SCHRODER CAPITAL FUNDS (DELAWARE)
                               Two Portland Square
                              Portland, Maine 04101



                                  July 7, 1997


VIA EDGAR
Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Schroder Capital Funds (Delaware) ("Registrant")
     File Nos. 2-34215, 811-1911
     CIK: 0000019532

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies that the form of prospectuses and statement of additional information relating to the Schroder International Smaller Companies Fund series of the Registrant that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in the most recent amendment to the Registrant's registration statement, dated June 30, 1997, which was filed with the Securities and Exchange Commission via EDGAR on June 30, 1997, accession number 0001004402-97-000030.

Sincerely,

Schroder Capital Funds (Delaware)

By:  /s/ Catherine S. Wooledge
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     Catherine S. Wooledge, Assistant Treasurer
          and Assistant Secretary